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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-23037

Tekla World Healthcare Fund
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/16

Item 1.  Schedule of Investments.

TEKLA WORLD HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016

(Unaudited)

PRINCIPAL AMOUNT		VALUE
	NON-CONVERTIBLE NOTES — 18.7% of Net Assets
	Ireland — 1.4%
$3,000,000	Endo Ltd/Endo Finance LLC/Endo Finco Inc., 6.00% due 2/1/2025 (a)	$2,602,500
4,000,000	Grifols Worldwide Operations Ltd., 5.25% due 4/1/2022	4,070,000
		6,672,500
	United Kingdom — 0.8%
4,000,000	Hikma Pharmaceuticals PLC, 4.25% due 4/10/2020	4,055,000
	United States — 16.5%
3,200,000	AbbVie Inc., 4.50% due 5/14/2035	3,344,522
4,100,000	Actavis Funding SCS, 4.55% due 3/15/2035	4,213,656
2,000,000	Amgen Inc., 3.63% due 5/22/2024	2,145,886
4,475,000	Amgen Inc., 4.66% due 6/15/2051(a)	4,675,538
2,890,000	Amsurg Corporation, 5.63% due 7/15/2022	2,969,475
2,790,000	Baxalta Inc., 4.00% due 6/23/2025	2,911,348
1,200,000	Becton Dickinson and Co., 3.73% due 12/15/2024	1,292,570
3,000,000	DaVita HealthCare Partners Inc., 5.00% due 5/1/2025	2,973,750
4,000,000	EMD Finance LLC, 3.25% due 3/19/2025 (a)	4,098,740
1,385,000	Express Scripts Holding Co., 3.50% due 6/15/2024	1,429,810
3,000,000	Gilead Sciences, Inc., 4.60% due 9/1/2035	3,335,685
2,000,000	GlaxoSmithKline Capital Inc., 2.80% due 3/18/2023	2,098,722
1,200,000	HCA Inc., 5.25% due 4/15/2025	1,254,000
2,500,000	HCA Inc., 5.38% due 2/1/2025	2,562,500
2,000,000	HCA Inc., 5.88% due 5/1/2023	2,130,000
2,630,000	HCP Inc., 4.20% due 3/1/2024	2,708,766
3,000,000	HealthSouth Corporation, 5.75% due 11/01/2024	3,012,000
4,500,000	Horizon Pharma Inc., 6.63% due 5/1/2023	4,185,000
8,000,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50% due 4/15/2025 (a)	7,136,960
1,200,000	McKesson Corporation, 3.80% due 3/15/2024	1,299,233
1,200,000	Medtronic Inc., 4.38% due 3/15/2035	1,357,368
1,463,000	Merck & Co., Inc., 2.75% due 2/10/2025	1,529,741
2,115,000	Novartis Capital Corporation, 3.40% due 5/6/2024	2,311,866
4,000,000	Omega Healthcare Investors, Inc., 5.88% due 3/15/2024	4,190,024
3,500,000	Senior Housing Properties Trust, 4.75% due 5/1/2024	3,564,663
3,000,000	Tenet Healthcare Corporation, 6.75% due 6/15/2023	2,872,500
5,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 8/15/2035	5,012,310
		80,616,633
	TOTAL NON-CONVERTIBLE NOTES (Cost $89,359,984)	91,344,133

SHARES
	CONVERTIBLE PREFERRED STOCKS (Restricted)(b) (d) — 0.6% of Net Assets
	United States — 0.6%
754,437	BioClin Therapeutics, Inc. Series A	490,384
1,333,333	GenomeDx Biosciences, Inc. Series C	2,000,000
219,196	IlluminOss Medical, Inc. Series AA	219,196
206,483	IlluminOss Medical, Inc. Series Junior Preferred	206,483
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,712,986)	2,916,063

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	MANDATORY CONVERTIBLE PREFERRED STOCK — 1.2% of Net Assets
	Israel — 1.2%
7,000	Teva Pharmaceutical Industries Ltd., 7.00% due 12/15/2018	$5,789,000
	TOTAL MANDATORY CONVERTIBLE PREFERRED STOCK (Cost $7,000,000)	5,789,000

	COMMON STOCKS — 92.4% of Net Assets
	Australia — 0.7%
38,000	CSL Limited	3,179,226

	Belgium — 5.2%
199,100	Galapagos NV (b)	10,927,141
65,842	Galapagos NV (b) (e)	3,652,256
142,500	UCB SA	10,626,964
		25,206,361
	China — 0.7%
116,707	BeiGene Ltd (b) (e)	3,477,869

	Denmark — 1.8%
136,547	Forward Pharma A/S (b) (e)	2,481,059
14,900	Genmab A/S (b)	2,690,113
212,083	Zealand Pharma A/S (b)	3,781,574
		8,952,746
	France — 6.1%
270,250	Cellectis S.A. (b) (e)	7,185,947
65,600	DBV Technologies S.A. (b) (e)	2,139,872
391,288	Flamel Technologies SA (b) (e)	4,202,433
300,000	Innate Pharma SA (b)	3,475,736
305,000	Sanofi (e)	12,764,250
		29,768,238
	Germany — 1.3%
65,300	Bayer AG	6,522,000

	Ireland — 15.6%
150,173	Alkermes plc (b) (c)	6,490,477
98,200	Allergan plc (b)	22,693,038
110,248	Endo International plc (b)	1,718,766
162,900	Horizon Pharma plc (b)	2,682,963
72,000	ICON plc (b)	5,040,720
61,900	Mallinckrodt plc (b)	3,762,282
226,084	Medtronic plc	19,617,309
37,300	Perrigo Company plc	3,381,991
60,513	Shire plc (e)	11,139,233
		76,526,779
	Israel — 2.5%
552,265	Foamix Pharmaceuticals Ltd. (b)	3,506,883
169,000	Teva Pharmaceutical Industries Ltd. (e)	8,488,870
		11,995,753
	Netherlands — 4.3%
294,213	Affimed NV (b)	729,648
75,400	Merus B.V. (b)	612,625

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Netherlands — continued
87,983	Merus B.V. (Restricted) (d)	$643,376
232,352	Mylan NV (b) (c)	10,046,900
241,021	UniQure NV (b)	1,776,325
402,950	Wright Medical Group NV (b) (c)	6,999,242
		20,808,116
	Spain — 0.6%
166,000	Grifols SA (e)	2,767,220

	Switzerland — 6.8%
21,300	Lonza Group AG	3,516,190
170,100	Novartis AG (e)	14,034,951
484,000	Roche Holding AG (e)	15,947,800
		33,498,941
	United Kingdom — 8.8%
269,434	Adaptimmune Therapeutics plc (b) (e)	2,195,887
574,000	AstraZeneca PLC (c) (e)	17,329,060
434,200	GlaxoSmithKline plc (c) (e)	18,818,228
150,000	Hikma Pharmaceuticals PLC	4,922,295
		43,265,470
	United States — 38.0%
39,900	Abbott Laboratories (c)	1,568,469
111,800	ACADIA Pharmaceuticals Inc. (b)	3,629,028
100,000	Akorn, Inc. (b)	2,848,500
63,200	Alexion Pharmaceuticals, Inc. (b)	7,379,232
80,113	AmerisourceBergen Corporation	6,354,563
10,100	Amgen Inc. (c)	1,536,715
544,235	Ardelyx, Inc. (b)	4,751,172
49,700	Biogen Inc. (b)	12,018,454
30,600	BioMarin Pharmaceutical Inc. (b) (c)	2,380,680
22,800	bluebird bio, Inc. (b)	987,012
11,121	Care Capital Properties, Inc.	291,481
31,200	Celgene Corporation (b) (c)	3,077,256
105,800	Celldex Therapeutics, Inc. (b)	464,462
94,900	Community Health Systems, Inc. (b)	1,143,545
63,612	CVS Caremark Corporation	6,090,213
330,800	Cynapsus Therapeutics, Inc. (b)	5,540,900
224,575	Dynavax Technologies Corporation (b)	3,274,303
71,595	Eli Lilly & Co.	5,638,106
116,000	Epizyme, Inc. (b)	1,187,840
102,800	Esperion Therapeutics, Inc. (b)	1,015,664
316,600	Gilead Sciences, Inc. (c)	26,410,772
29,900	HCA Holdings, Inc. (b)	2,302,599
17,300	Humana, Inc.	3,111,924
31,104	Illumina, Inc. (b)	4,366,380
86,198	Inotek Pharmaceuticals Corporation (b)	641,313
56,900	Juno Therapeutics, Inc. (b)	2,187,236
200,324	Karyopharm Therapeutics, Inc. (b)	1,344,174
41,000	Kite Pharma, Inc. (b)	2,050,000
15,000	McKesson Corporation	2,799,750

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	United States — continued
210,938	Medical Properties Trust, Inc.	$3,208,367
45,000	The Medicines Company (b) (c)	1,513,350
49,000	Medivation, Inc. (b) (c)	2,954,700
96,097	Merck & Co., Inc.	5,536,148
286,000	Merrimack Pharmaceuticals, Inc. (b)	1,541,540
153,700	Momenta Pharmaceuticals, Inc. (b)	1,659,960
167,500	Neurocrine Biosciences, Inc. (b) (c)	7,612,875
430,997	New Senior Investment Group, Inc.	4,603,048
71,581	Paratek Pharmaceuticals, Inc. (b)	995,692
164,050	Pfizer, Inc.	5,776,201
95,200	Puma Biotechnology, Inc. (b)	2,836,008
23,725	Quorum Health Corporation (b)	254,095
82,800	Sage Therapeutics, Inc. (b)	2,494,764
190,900	Senior Housing Properties Trust	3,976,447
2,118	The RMR Group Inc, Class A	65,594
24,400	United Therapeutics Corporation (b)	2,584,448
66,979	UnitedHealth Group, Inc.	9,457,435
192,000	Valeant Pharmaceuticals International, Inc. (b)	3,866,880
101,704	Vertex Pharmaceuticals Incorporated (b)	8,748,578
		186,077,873
	TOTAL COMMON STOCKS (Cost $554,367,173)	452,046,592

	EXCHANGE TRADED FUND — 3.3% of Net Assets
294,000	SPDR S&P Biotech ETF	15,902,460
	TOTAL EXCHANGE TRADED FUND (Cost $17,999,356)	15,902,460

NUMBER OF CONTRACTS (100 SHARES EACH)
	PUT OPTION CONTRACTS PURCHASED — 0.0% of Net Assets
	United States — 0.0%
873	Bristol-Myers Squibb Co. Sep16 67.5 Put	96,030
	TOTAL PUT OPTION CONTRACTS PURCHASED (Cost $221,306)	96,030

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE
	SHORT-TERM INVESTMENT — 9.9% of Net Assets
$48,641,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $48,641,000, 0.03%, dated 06/30/16, due 07/01/16 (collateralized by U.S. Treasury Bond 3.125%, due 02/15/43, market value $49,616,073)	$48,641,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $48,641,000)	48,641,000
	TOTAL INVESTMENTS - 126.1% (Cost $720,301,805)	$616,735,278

NUMBER OF CONTRACTS (100 SHARES EACH)
	CALL OPTION CONTRACTS WRITTEN — (0.1)% of Net Assets
399	Abbott Laboratories Jul16 38.5 Call	(40,299)
360	Alkermes plc Jul16 43 Call	(57,600)
101	Amgen Inc. Jul16 152.5 Call	(24,038)
1,102	Astrazeneca PLC Jul16 30 Call	(69,426)
186	Biomarin Pharmaceutical Inc. Jul16 85 Call	(36,270)
312	Celgene Corporation Jul16 100 Call	(41,808)
185	Gilead Sciences, Inc. Jul16 84 Call	(19,795)
752	Glaxosmithkline plc Jul16 42 Call	(75,200)
450	The Medicines Company Jul16 35 Call	(40,500)
286	Medivation, Inc. Jul16 61.5 Call	(31,674)
337	Mylan NV Jul16 46.5 Call	(7,414)
355	Neurocrine Biosciences, Inc. Jul16 44 Call	(78,988)
1,690	Wright Medical Group Nv Jul16 20 Call	(25,350)
	TOTAL CALL OPTION CONTRACTS WRITTEN (Premiums received $526,391)	(548,362)
	TOTAL INVESTMENTS LESS CALL OPTION CONTRACTS WRITTEN- 126.0% (Cost $719,775,414)	616,186,916
	OTHER LIABILITIES IN EXCESS OF ASSETS - (26.0)%	(127,118,235)
	NET ASSETS - 100%	$489,068,681

(a)         Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)         Non-income producing security.

(c)          A portion of security is pledged as collateral for call options written.

(d)         Security fair valued. See Investment Valuation and Fair Value Measurements.

(e)          American Depository Receipt

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA WORLD HEALTHCARE FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2016

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Fund holds securities or other assets that are denominated in a foreign currency. The Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. The Board of Trustees of the Fund (the “Trustees”) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last bid price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing forward exchange rates. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using fair valuation policies and procedures approved by the Trustees described below. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees. The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

Federal Income Tax Cost

At June 30, 2016, the cost of securities for Federal income tax purposes was $719,845,809. The net unrealized loss on securities held by the Fund was $103,658,893, including gross unrealized gain of $14,092,538 and gross unrealized loss of $117,751,431.

Forward Contracts

Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other asset at a specified price, with delivery and settlement at a specified future date. Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. The Fund may enter into forward contracts for hedging purposes and non-hedging purposes (i.e., to increase returns). Forward contracts may be used by the Fund for hedging purposes to  protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security.  Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities.  Forward contracts may also be used for non-hedging purposes to pursue the Fund’s investment objective. There is no requirement that the Fund hedge all or any portion of its exposure to foreign currency risks.

The following forward contracts were held as of June 30, 2016:

TEKLA WORLD HEALTHCARE FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2016

(continued)

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
British Pound	Goldman Sachs Bank	07/29/16	32,782,040	GBP	$43,190,666	$43,649,816	$(459,150)
Danish Krone	Goldman Sachs Bank	07/29/16	54,024,189	DKK	8,008,448	8,067,872	(59,424)
Euro	Goldman Sachs Bank	07/29/16	54,542,963	EUR	60,122,708	60,581,849	(459,141)
Israeli Sheqel	Goldman Sachs Bank	07/29/16	43,046,427	ILS	11,091,296	11,158,424	(67,128)
Swiss Franc	Goldman Sachs Bank	07/29/16	6,112,502	CHF	6,249,682	6,269,321	(19,639)
Swiss Franc	Goldman Sachs Bank	07/29/16	25,534,739	CHF	26,187,596	26,189,845	(2,249)
						$155,917,127	$(1,066,731)

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies designed to indentify the market value for such securities  and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 to value the Fund’s net assets. For the period ended June 30, 2016, there were no transfers between Levels 1 and 2. The Fund accounts for transfers between levels at the beginning of the period.

Assets at Value	Level 1	Level 2	Level 3	Total
Non-Convertible Notes
Ireland		$6,672,500		$6,672,500
United Kingdom		4,055,000		4,055,000
United States		80,616,633		80,616,633
Convertible Securities
United States		—	$2,916,063	2,916,063
Mandatory Convertible Preferred
Israel	$5,789,000	—	—	5,789,000
Common Stocks
Australia	3,179,226	—	—	3,179,226
Belgium	25,206,361	—	—	25,206,361
China	3,477,869	—	—	3,477,869
Denmark	8,952,746	—	—	8,952,746
France	29,768,238	—	—	29,768,238
Germany	6,522,000	—	—	6,522,000
Ireland	76,526,779	—	—	76,526,779
Israel	11,995,753	—	—	11,995,753
Netherlands	20,164,740	—	643,376	20,808,116
Spain	2,767,220	—	—	2,767,220
Switzerland	33,498,941	—	—	33,498,941
United Kingdom	43,265,470	—	—	43,265,470
United States	186,077,873	—	—	186,077,873
Exchange Traded Fund	15,902,460	—	—	15,902,460
Put Option Contract Purchased	96,030	—	—	96,030
Short-term Investment	—	48,641,000	—	48,641,000
Total	$473,190,706	$139,985,133	$3,559,439	$616,735,278
Other Financial Instruments
Liabilities
Call Options Contracts Written	$(548,362)	—	—	(548,362)
Forward Currency Contracts	$—	(1,066,731)	—	(1,066,731)
Total	$(548,362)	$(1,066,731)	$0	$(1,615,093)

TEKLA WORLD HEALTHCARE FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2016

(continued)

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2015	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of June 30, 2016
Convertible Securities
Netherlands	$1,111,787	$(9,004)	$1,710	$(1,104,493)		$0
United States	—	203,076	2,712,987	—		2,916,063
Common Stocks
Netherlands	—	(529,271)	1,172,647	—		643,376
Total	$1,111,787	$(335,199)	$3,887,344	$(1,104,493)	$0	$3,559,439
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016						$(326,195)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at 6/30/2016	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$425,679	Adjusted capital asset pricing model	Discount rate	32.16% (32.16%)
			Price to sale multiple	3.05 (3.05)

	3,133,760	Market approach, recent transaction	(a)	N/A
$3,559,439

(a) The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information to provide as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of managed assets. The value of these securities represented less than 1% of the Fund’s managed assets at June 30, 2016.

At June 30, 2016, the Fund had commitments of $2,610,000 relating to additional investments in one private company.

TEKLA WORLD HEALTHCARE FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2016

(continued)

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2016. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date	Cost	Carrying Value per Unit	Value
BioClin Therapeutics, Inc.
Series A Cvt. Pfd	1/19/16	$490,427	$0.65	$490,384
GenomeDx Biosciences, Inc.
Series C Cvt. Pfd	2/22/16	2,000,413	1.50	2,000,000
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	1/21/16	152,129	1.00	219,196
Series Junior Cvt. Pfd	1/21/16	70,017	1.00	206,483
Merus B.V. Common	8/17/15	1,172,647	7.31	643,376
		$3,885,633		$3,559,439

(#) See Schedule of Investments and corresponding footnotes for more information on each issuer.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla World Healthcare Fund

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	8/26/16

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	8/26/16